Property and Equipment, Net (Tables)	12 Months Ended
Sep. 30, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net	Property and equipment, net, consists of the following:
	As of September 30,
	2023	2022
Cost
Office equipment	$29,498	$17,814
Vehicle	307,102	315,561
Buildings	—	391,087
Leasehold improvement	9,955	10,280
Land property right	—	1,143,716
	346,555	1,878,458

Less: accumulated depreciation and amortization	(187,913)	(125,446)
Property and equipment, net	$158,642	$1,753,012
(1)	Depreciation expense was $83,226, $81,625 and $33,368 for the years ended September 30, 2023, 2022 and 2021, respectively.

(2)	In October 2022, EXTEND disposed one building and associated land in Tokyo, Japan for which the carrying value was $ 392,654 and $1,191,319, respectively. EXTEND received proceeds of $ 1,745,094 from the disposal, net off commission fees paid to agents, resulting in disposal gain of $125,804.

(3)	No impairment loss was recognized for the years ended September 30, 2023, 2022 and 2021.

(4)	As of September 30, 2023 and 2022, a vehicle, owned by Chuancheng Digital, for which the carrying value was $130,533 and $191,260, was pledged to secure a long-term loan from a financial institution.